INTANGIBLE ASSETS, NET - Amortization expense (Details)	Dec. 31, 2020 CNY (¥)
INTANGIBLE ASSETS, NET
2021	¥ 1,039,747
2022	645,792
2023	288,422
2024	45,069
2025	¥ 3,553